Annual Fund Operating Expenses - ON Moderately Conservative Model Portfolio - ON Moderately Conservative Model Portfolio Shares	Sep. 25, 2020
Entity Listings [Line Items]
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Other expenses	0.06%
Acquired Fund Fees and Expenses	0.63%	[1]
Total Annual Fund Operating Expenses	1.09%
(Fee Waivers and/or Expense reimbursements)	(0.09%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements	1.00%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, and are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed (the “Fee Waiver Agreement”) to make payments (by waiving management fees and/or reimbursing expenses of the Portfolio) to the extent necessary to maintain the total annual fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan approved by the Board of Directors of the Fund; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Fund officers and Directors and contractual indemnification of Portfolio service providers); and other expenses that the Directors agree have not been incurred in the ordinary course of the Portfolio’s business) at no more than 1.00% for ON Moderately Conservative Model Portfolio shares (the “Annual Limit”). This arrangement will continue at least through April 30, 2022. The Fee Waiver Agreement may only be terminated with the consent of the Board of Directors. Under the Fee Waiver Agreement, the Adviser is entitled to reimbursement of the excess expense payments paid by it in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the lesser of: (a) the Annual Limit in effect at the time of the expense payment; or (b) the current Annual Limit.